Leases - lease expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease cost:
Operating lease cost	$ 6,487,116	$ 6,480,093
Short-term lease cost	1,384,416	2,612,901
Finance lease cost:
Amortization of ROU assets	3,494,618	2,465,268
Interest on the lease liabilities	489,581	1,019,758
Total lease cost	11,855,731	12,578,020
Supplemental cash flow information related to leases
Operating cash flows for operating leases	6,354,922	6,275,565
Operating cash flows for finance leases	155,188	1,393,198
Financing cash flows for finance leases	$ 8,476,338	$ 6,135,547	$ 7,521,441